Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Property and equipment, net
Property and equipment, gross	¥ 23,903,063		¥ 22,189,585
Less: Accumulated depreciation	(6,399,161)		(5,358,117)
Less: Accumulated impairment	(621,802)		(605,879)
Property and equipment, net	16,882,100		16,225,589		$ 2,377,794
Depreciation expenses	1,299,384	$ 183,014	1,231,305	¥ 1,096,971
Impairment on property plant and equipment	156,241	$ 22,006	239,302	¥ 61,922
Buildings
Property and equipment, net
Property and equipment, gross	17,786,267		15,876,665
Impairment on property plant and equipment			127,576
Furniture, fixtures and equipment
Property and equipment, net
Property and equipment, gross	3,425,655		3,377,876
Leasehold improvements
Property and equipment, net
Property and equipment, gross	1,436,468		1,279,585
Impairment on property plant and equipment	20,584		111,726
Motor vehicles
Property and equipment, net
Property and equipment, gross	31,830		29,593
Software
Property and equipment, net
Property and equipment, gross	118,942		141,602
Construction in process
Property and equipment, net
Property and equipment, gross	1,103,901		¥ 1,484,264
Right of use assets
Property and equipment, net
Impairment on property plant and equipment	¥ 135,657